Dreyfus Opportunity Funds

-Dreyfus Natural Resources Fund (the “Fund”)

Incorporated herein by reference is the supplement to the Fund's prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 18, 2016 (SEC Accession No. 0001111178-16-000080).